Expense Example	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 10 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Equity Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Equity Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Equity Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Equity Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Equity Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Equity Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Equity Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Equity Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Growth Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Growth Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Growth Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Growth Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Growth Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Growth Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Growth Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Growth Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Growth Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Growth Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Growth Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Growth Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Total Return Fund Class A Expense Example, with Redemption, 1 Year	Delaware Total Return Fund Class A Expense Example, with Redemption, 3 Years	Delaware Total Return Fund Class A Expense Example, with Redemption, 5 Years	Delaware Total Return Fund Class A Expense Example, with Redemption, 10 Years	Delaware Total Return Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Total Return Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Total Return Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Total Return Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	701	974	1,268	2,102	108	346	602	1,337	90	311	550	1,235	673	903	1,151	1,861	79	270	477	1,074	73	251	444	1,003	696	972	1,268	2,108	103	343	602	1,343	97	324	570	1,274	673	891	1,127	1,801	79	257	450	1,009	77	242	421	941	724	1,086	1,472	2,550	132	465	821	1,824	122	443	786	1,755	685	929	1,192	1,942	92	298	521	1,162	80	271	478	1,075	700	1,001	1,324	2,237	107	375	663	1,483	92	345	618	1,396	680	902	1,141	1,827	86	268	466	1,037	78	243	422	942	677	907	1,155	1,865	83	274	481	1,078	81	259	452	1,011